Document and Entity Information	Jun. 16, 2026
Cover [Abstract]
Entity Registrant Name	EQUIFAX INC
Amendment Flag	false
Entity Central Index Key	0000033185
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 16, 2026
Entity Incorporation State Country Code	GA
Entity File Number	001-06605
Entity Tax Identification Number	58-0401110
Entity Address, Address Line One	1550 Peachtree Street
Entity Address, Address Line Two	N.W.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	885-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.25 par value per share
Trading Symbol	EFX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false